Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Accounts Payable and Accrued Liabilities
Schedule of accrued liabilities

	March 31, 2013	March 31, 2012
	(thousands)	(thousands)
Drilling/permitting	$140	$471
Mineral lease obligations	1,500	—
Legal	112	280
Vacation, bonuses and severance pay	982	27
Board of Directors’ fees	125	—
Off-take arrangement fee	1,588	—
Interest on promissory notes	7,229	—
Other	82	66
Total accrued liabilities	$11,758	$844